Earnings Per Share - Summary of Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Basic:
Profit attributable to shareholders of the Company	¥ 759,998	¥ 627,870	¥ 843,920
Weighted average number of common stock in issue (in thousands of shares)	1,410,442	1,369,231	1,367,229
Basic earnings per share	¥ 538.84	¥ 458.56	¥ 617.25
Diluted:
Profit attributable to the common shareholders of the Company	¥ 759,998	¥ 627,870	¥ 843,920
Impact of dilutive potential ordinary shares issued by subsidiaries	(10)	(11)	(1)
Net profit used to determine diluted earnings per share	¥ 759,988	¥ 627,859	¥ 843,919
Weighted average number of common stock in issue (in thousands of shares)	1,410,442	1,369,231	1,367,229
Adjustments for stock options (in thousands of shares)	1,052	1,093	928
Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,411,494	1,370,324	1,368,157
Diluted earnings per share	¥ 538.43	¥ 458.18	¥ 616.83